Related party transaction (Tables)	12 Months Ended
Jun. 30, 2020
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule of accounts receivables - related party

	Relationship	June 30, 2020	June 30, 2019
Beijing DongfangPuzhong Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	$42,376	$358,561
Beijing DongfangHenghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	635,638	654,574
Beijing Ruqi Consulting Center (Limited Partnership)	Owned by Mr.Zhe Ji, shareholder of Puhui Beijing	353,132	-
Beijing Rusan Consulting Center (Limited Partnership)	Owned by Mr. Zhe Ji, shareholder of Puhui Beijing	107,352	-
Total		$1,138,498	$1,013,135

Schedule of loans receivable - related party

Other receivables – related party consisted of the following:

	Relationship	Nature	June 30, 2020	June 30, 2019
Beijing Sipaike Customer Management Consulting Co., Ltd.*	Under common control of shareholder of Puhui Beijing	Short term cash advance	$1,269,138	$1,647,858
Beijing DongfangHenghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	Short term cash advance	15,538	-
Total			$1,284,676	$1,647,858

*	As of June 30, 2020, the Company advanced RMB 8.9 million or approximately $1.3 million to Beijing Sipaike Customer Management Consulting Co., Ltd. The loans are due on demand and bear an interest rate is 0.5% per month. Interest income amounted to approximately $74,000 and $49,000 for the years ended June 30, 2020 and 2019, respectively.

Schedule of other payables - related party

Other payables – related party consisted of the following:

	Relationship	Nature	June 30, 2020	June 30, 2019
Ji Zhe	Shareholder of Puhui Beijing	Advance from shareholder	$483	$-
Beijing Sipaike Customer Management Consulting Co., Ltd.	Shareholder of Puhui Beijing	Advance from shareholder	5,153	-
Beijing Huicai Hengyun Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing	Advance from shareholder	698	-
Total			$6,334	$-

Schedule of revenues - related party

Revenues – related party consisted of the following:

	Relationship	For the years ended June 30,
		2020	2019	2018
Peng Ji	limited partner of Beijing Puhui Rushun Management Consulting Center Limited Partnership	$-	$112,704	$-
Beijing DongfangHenghui Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing			649,334
Beijing DongfangPuzhong Consulting Center (Limited Partnership)	Shareholder of Puhui Beijing			355,691
Beijing Synergetic SIFT Asset Management Co. Ltd.	Minority shareholder of Puhui Beijing			170,702
Xinyu Jiji Investment Center (Limited Partnership)	Company's investee under equity method	15,171	15,559	169,069
Beijing Rululu Consulting Center (Limited Partnership)	Owned by Mr. Zhe Ji, shareholder of Puhui Beijing	107,214	-	-
Beijing Ruqi Consulting Center (Limited Partnership)	Owned by Mr. Zhe Ji, shareholder of Puhui Beijing	402,053		-
Beijing Rusan Consulting Center (Limited Partnership)	Owned by Mr.Zhe Ji, shareholder of Puhui Beijing	128,657		-
Xinyu Yuanyuan Investment Center (Limited Partnership)	Company's investee under equity method	44,405		-
Total		$697,500	$128,263	$1,344,796